UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fine Capital Partners, L.P.
Address: 152 West 57th Street
         37th Floor
         New York, New York  10019

13F File Number:  28-11775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Debra Fine
Title:     Manager of the General Partner
Phone:     212.492.8200

Signature, Place, and Date of Signing:

     Debra Fine     New York, New York     August 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $439,517 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AK STL HLDG CORP               COM              001547108    14439  1044000 SH       SOLE                  1044000
BLOCKBUSTER INC                CL A             093679108    11967  2403000 SH       SOLE                  2403000
BOARDWALK PIPELINE PARTNERS    UT LTD PARTNER   096627104     5175   211300 SH       SOLE                   211300
BORDERS GROUP INC              COM              099709107    21105  1143300 SH       SOLE                  1143300
BRUNSWICK CORP                 COM              117043109     6883   207000 SH       SOLE                   207000
BUCKLE INC                     COM              118440106     8068   192700 SH       SOLE                   192700
CARMIKE CINEMAS INC            COM              143436400    20580   976300 SH       SOLE                   976300
CENDANT CORP                   COM              151313103    13904   853500 SH       SOLE                   853500
CHEMTURA CORP                  COM              163893100    10975  1175000 SH       SOLE                  1175000
CLEVELAND CLIFFS INC           COM              185896107    25849   326000 SH       SOLE                   326000
COMPANHIA VALE DO RIO DOCE     SPON ADR PFD     204412100     6812   331000 SH       SOLE                   331000
CPI CORP                       COM              125902106    13103   426800 SH       SOLE                   426800
DELUXE CORP                    COM              248019101     4721   270100 SH       SOLE                   270100
FIRST DATA CORP                COM              319963104    13512   300000 SH       SOLE                   300000
HASBRO INC                     COM              418056107    20214  1116200 SH       SOLE                  1116200
IKON OFFICE SOLUTIONS INC      COM              451713101    24270  1926200 SH       SOLE                  1926200
LEAR CORP                      COM              521865105     9417   424000 SH       SOLE                   424000
LIBERTY MEDIA HLDG CORP        CAP COM SER A    53071M302    14031   167500 SH       SOLE                   167500
LIBERTY MEDIA HLDG CORP        INT COM SER A    53071M104    10373   601000 SH       SOLE                   601000
MAGNA INTL INC                 CL A             559222401     6693    93000 SH       SOLE                    93000
MICROSOFT CORP                 COM              594918104     8691   373000 SH       SOLE                   373000
MILACRON INC                   COM              598709103     3224  3223700 SH       SOLE                  3223700
NEW FRONTIER MEDIA INC         COM              644398109     6798   948100 SH       SOLE                   948100
POLYONE CORP                   COM              73179P106    25633  2919500 SH       SOLE                  2919500
RADIO ONE INC                  CL D NON VTG     75040P405     8658  1170000 SH       SOLE                  1170000
RADIOSHACK CORP                COM              750438103     1400   100000 SH       SOLE                   100000
REDENVELOPE INC                COM              75733R601     3836   377973 SH       SOLE                   377973
REGAL ENTMT GROUP              CL A             758766109    13257   652400 SH       SOLE                   652400
SANFILIPPO JOHN B & SON INC    COM              800422107     3494   263700 SH       SOLE                   263700
SANMINA SCI CORP               COM              800907107     7682  1670000 SH       SOLE                  1670000
SCHULMAN A INC                 COM              808194104    18518   808978 SH       SOLE                   808978
SEARS HLDGS CORP               COM              812350106    24072   155000 SH       SOLE                   155000
STEEL DYNAMICS INC             COM              858119100    10979   167000 SH       SOLE                   167000
UNITED STATES STL CORP NEW     COM              912909108    20167   287600 SH       SOLE                   287600
VALUEVISION MEDIA INC          CL A             92047K107    13479  1222060 SH       SOLE                  1222060
VISTACARE INC                  CL A             92839Y109     7538   623000 SH       SOLE                   623000